CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 49,609,483	$ 42,623,591	$ 38,819,954
Cost of goods sold (excluding depreciation and amortization)	17,334,312	15,896,128	12,958,247
Operating expenses:
Selling, general and administrative expenses	24,880,448	24,987,475	19,530,250
Depreciation and amortization	1,618,791	2,279,191	1,204,679
Other operating income, net	(1,088,346)	(6,182,764)	(852,888)
Total operating expenses	25,410,893	21,083,902	19,882,041
Income from operations	6,864,278	5,643,561	5,979,666
Interest expense	(15,988)	(341,773)
Interest income	273,984	977,104	2,143,396
Other income (expense), net	(133,818)	1,039,084	120,315
Income before income tax, equity in an affiliate and noncontrolling interests	6,988,456	7,317,976	8,243,377
Income tax expense			(323,911)
Income before equity in an affiliate and noncontrolling interests	6,988,456	7,317,976	7,919,466
Loss from equity in an affiliate	(4,876,523)	(5,491,484)
Gain on disposal of the equity interest of an affiliate	1,330,165
Income from continuing operations	3,442,098	1,826,492	7,919,466
Loss on discontinued operations, net of tax of nil	(19,792,358)	(28,436,783)	(30,351,616)
Net loss	(16,350,260)	(26,610,291)	(22,432,150)
Accretion of interest to redeemable noncontrolling interests	3,836	102,958	20,416
Net loss attributable to redeemable noncontrolling interests	(3,836)	(102,958)	(20,416)
Net loss attributable to Mecox Lane Limited shareholders	(16,350,260)	(26,610,291)	(22,432,150)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	(472,357)	1,408,045	91,198
Comprehensive loss	(16,822,617)	(25,202,246)	(22,340,952)
Comprehensive loss attributable to Mecox Lane Limited shareholders	$ (16,822,617)	$ (25,202,246)	$ (22,340,952)
Net income per share attributable to Mecox Lane-Basic and diluted
Income from continuing operations	$ 0.01	$ 0.01	$ 0.02
Loss on discontinued operations	$ (0.04)	$ (0.07)	$ (0.08)
Net loss	$ (0.03)	$ (0.06)	$ (0.06)
Net income per ADS attributable to Mecox Lane-Basic and diluted
Income from continuing operations	$ 0.27	$ 0.15	$ 0.69
Loss on discontinued operations	$ (1.53)	$ (2.38)	$ (2.63)
Net loss	$ (1.26)	$ (2.23)	$ (1.94)
Weighted average ordinary shares used in per share calculation
Basic (in shares)	452,758,464	418,347,060	404,247,016
Diluted (in shares)	452,758,464	422,251,663	404,387,223
Weighted average ADS used in per share calculation
Basic (in shares)	12,935,956	11,952,773	11,549,914
Diluted (in shares)	12,935,956	12,064,333	11,553,921